Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and evaluation assets - at cost	$ 2,149,952
Balance at the beginning of the period	2,212,013
Expenditure incurred during the period	5,070
Exchange differences	(67,131)
Balance at the end of the period	$ 2,149,952